Other (Loss) Gain (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Other Gain (Loss) [Abstract]
Unrealized gains on non-hedged derivatives	$ (0.4)	$ (0.7)
Reduction of obligation to renounce flow-through exploration expenditures	0.0	1.0
Loss on disposal of assets	(1.5)	(1.0)
Severance Costs	(0.9)	0.0
Holding and Arbitration Costs	(1.6)	0.0
Reclamation, care and maintenance	0.0	(0.6)
Other	(3.6)	(5.0)
Other gains (losses)	$ (7.2)	$ (3.7)